Income Taxes - Income before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Sep. 29, 2015	Dec. 30, 2014	Dec. 31, 2013
Results of Operations, Income before Income Taxes [Abstract]
Domestic			$ 7,851	$ 5,750
Income before provision for income taxes	$ 2,721	$ 9,671	$ 7,851	$ 5,750